WARRANT LIBILITY (Tables)	12 Months Ended
Dec. 31, 2016
WARRANT LIBILITY [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Warrants Using the Monte Carlo Simulation
	As September16,	As December 31,	As December 31,
	2014	2015	2016
Stock price	$7.05	$8.50	$3.20
Exercise price	$30.2	$30.2	$30.2
Annual dividend yield	-%	-%	-%
Time to maturity	2.7	1.7	0.7
Risk-free interest rate	0.96%	0.93%	0.70%
Expected volatility	83.0%	67.2%	42.9%

Reconciliation of the Beginning and Ending Balances of Warrants Liability Measured at Fair Value on a Recurring Basis Using Level 2 Inputs
As December 31,
2016
Beginning balance	$577,500
Warrants issued	-
Fair value change of the issued warrants included in earnings	(577,500)
Ending balance	$-